Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1],[2]	Dec. 31, 2021	[1],[2]
Profit or loss [abstract]
Diluted loss attributable to the equity holders of the Company	$ (4.53)	$ (14.97)		$ (11.90)
Diluted loss attributable to the equity holders of the Company	$ (4.53)	$ (14.90)		$ (11.98)
Weighted average number of shares used in computation: diluted (in Shares)	6,531,918	1,239,852		460,719

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).